UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2009 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS: 97.4%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 17.2%
CONSUMER DURABLES & APPAREL: 2.8%
Panasonic Corp. ADR(b) (Japan)	34,433,474	$502,728,720
Sony Corp. ADR(b) (Japan)	21,052,850	614,743,220

		1,117,471,940
MEDIA: 11.0%
Comcast Corp., Class A	76,495,497	1,292,008,944
DISH Network Corp., Class A(a)	6,842,870	131,793,676
Interpublic Group of Companies, Inc.(a)	20,421,293	153,568,123
Liberty Entertainment, Series A(a)	2,647,500	82,363,725
Liberty Global, Inc., Series A(a)	764,210	17,248,220
Liberty Global, Inc., Series C(a)	1,301,653	29,235,127
News Corp., Class A	90,878,226	1,089,629,930
Time Warner Cable, Inc.(a)	13,185,610	568,167,935
Time Warner, Inc.	35,222,732	1,013,710,227

		4,377,725,907
RETAILING: 3.4%
CarMax, Inc.(a),(c)	9,007,200	188,250,480
Home Depot, Inc.	21,005,300	559,581,192
Liberty Interactive, Series A(a)	37,923,375	416,019,424
Macy’s, Inc.	11,090,092	202,837,782

		1,366,688,878

		6,861,886,725
CONSUMER STAPLES: 1.5%
FOOD & STAPLES RETAILING: 1.4%
Wal-Mart Stores, Inc.	7,522,950	369,301,616
Walgreen Co.	4,512,075	169,067,450

		538,369,066
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Avon Products, Inc.	1,620,680	55,038,293

		593,407,359
ENERGY: 9.7%
Baker Hughes, Inc.(c)	15,792,258	673,697,726
Chevron Corp.	8,830,680	621,944,792
Occidental Petroleum Corp.	12,553,100	984,163,040
Royal Dutch Shell PLC ADR(b) (United Kingdom)	3,812,564	212,626,694
Schlumberger, Ltd.	23,273,294	1,387,088,323

		3,879,520,575
FINANCIALS: 12.5%
BANKS: 5.4%
BB&T Corp.	12,062,844	328,591,871
HSBC Holdings PLC ADR(b) (United Kingdom)	6,129,229	351,511,283
SunTrust Banks, Inc.	3,017,157	68,036,890
U.S. Bancorp	5,957,814	130,237,814
Wells Fargo & Co.	44,911,741	1,265,612,861

		2,143,990,719

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 5.2%
Bank of New York Mellon Corp.	12,856,624	$372,713,530
Capital One Financial Corp.(c)	31,943,611	1,141,345,221
Credit Suisse Group AG ADR(b) (Switzerland)	2,467,900	137,338,635
Legg Mason, Inc.	4,656,700	144,497,401
SLM Corp.(a),(c)	26,185,882	228,340,891
State Street Corp.	1,163,975	61,225,085

		2,085,460,763
INSURANCE: 1.9%
AEGON NV(a),(b) (Netherlands)	26,858,988	227,227,038
Genworth Financial, Inc., Class A(a)	6,487,660	77,527,537
Loews Corp.	3,908,000	133,849,000
The Travelers Companies, Inc.	6,511,750	320,573,453

		759,177,028

		4,988,628,510
HEALTH CARE: 23.1%
HEALTH CARE EQUIPMENT & SERVICES: 7.1%
Boston Scientific Corp.(a)	47,269,500	500,584,005
Cardinal Health, Inc.(c)	18,220,750	488,316,100
CareFusion Corp.(a)	10,484,875	228,570,275
Covidien PLC(b) (Ireland)	5,563,291	240,667,969
UnitedHealth Group, Inc.	24,588,500	615,696,040
WellPoint, Inc.(a)	16,352,554	774,456,957

		2,848,291,346
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.0%
Amgen, Inc.(a)	17,761,300	1,069,763,099
GlaxoSmithKline PLC ADR(b) (United Kingdom)	27,824,300	1,099,338,093
Merck & Co., Inc.	35,555,500	1,124,620,465
Novartis AG ADR(b) (Switzerland)	26,065,500	1,313,179,890
Pfizer, Inc.	51,012,864	844,262,899
Sanofi-Aventis ADR(b) (France)	20,368,600	752,619,770
Thermo Fisher Scientific, Inc.(a)	614,115	26,818,402
Wyeth	2,900,850	140,923,293

		6,371,525,911

		9,219,817,257
INDUSTRIALS: 8.3%
CAPITAL GOODS: 5.5%
Caterpillar, Inc.	4,491,500	230,548,695
Eaton Corp.	5,124,705	290,007,056
General Electric Co.	77,698,175	1,275,804,033
Koninklijke Philips Electronics NV(b) (Netherlands)	2,508,600	61,109,496
Tyco International, Ltd.(b) (Switzerland)	9,660,775	333,103,522

		2,190,572,802
COMMERICAL & PROFESSIONAL SERVICES: 0.6%
Pitney Bowes, Inc.	10,286,950	255,630,708

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 2.2%
FedEx Corp.	11,883,599	$893,884,317

		3,340,087,827
INFORMATION TECHNOLOGY: 20.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.1%
Maxim Integrated Products, Inc.(c)	24,348,800	441,687,232
SOFTWARE & SERVICES: 6.9%
Adobe Systems, Inc.(a)	2,448,579	80,901,050
Autodesk, Inc.(a)	1,680,700	40,000,660
BMC Software, Inc.(a)	8,050,940	302,151,778
Cadence Design Systems, Inc.(a),(c)	23,282,600	170,894,284
Citrix Systems, Inc.(a),(c)	12,427,022	487,512,073
Computer Sciences Corp.(a),(c)	7,544,072	397,648,035
Compuware Corp.(a),(c)	22,088,112	161,905,861
EBay, Inc.(a)	27,873,300	658,088,613
Symantec Corp.(a)	16,700,000	275,049,000
Synopsys, Inc.(a),(c)	8,077,849	181,105,375

		2,755,256,729
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.1%
Hewlett-Packard Co.	40,453,595	1,909,814,220
Hitachi, Ltd. ADR(a),(b) (Japan)	5,355,000	163,755,900
Molex, Inc.	2,547,600	53,193,888
Molex, Inc., Class A	8,724,330	163,930,161
Motorola, Inc.(a),(c)	139,005,211	1,194,054,763
Nokia Corp. ADR(b) (Finland)	13,900,000	203,218,000
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	16,020,500	160,525,410
Tyco Electronics, Ltd.(b) (Switzerland)	20,002,540	445,656,591
Xerox Corp.(c)	67,997,300	526,299,102

		4,820,448,035

		8,017,391,996
MATERIALS: 2.9%
Cemex SAB de CV ADR(a),(b) (Mexico)	17,106,791	221,019,740
Domtar Corp.(a)	1,370,959	48,285,176
Dow Chemical Co.	30,345,345	791,103,144
Vulcan Materials Co.	2,046,548	110,656,850

		1,171,064,910
TELECOMMUNICATION SERVICES: 2.1%
Sprint Nextel Corp.(a),(c)	127,825,739	504,911,669
Vodafone Group PLC ADR(b) (United Kingdom)	14,500,000	326,250,000

		831,161,669

TOTAL COMMON STOCKS (Cost $41,478,528,938)		$38,902,966,828

SHORT-TERM INVESTMENTS: 1.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$120,672,021	$120,672,021
REPURCHASE AGREEMENT: 1.1%
Fixed Income Clearing Corporation(d) 0.01%, 10/1/09, maturity value $434,396,121	434,396,000	434,396,000

TOTAL SHORT-TERM INVESTMENTS (Cost $555,068,021)		$555,068,021

TOTAL INVESTMENTS (Cost $42,033,596,959)	98.8%	$39,458,034,849
OTHER ASSETS LESS LIABILITIES	1.2%	470,141,514

NET ASSETS	100.0%	$39,928,176,363

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Federal Home Loan Bank, 3.625%, 7/1/11; and Freddie Mac, 1.45%-6.875%, 9/10/10-6/29/11. Total collateral value is $443,084,836.

ADR: American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2009:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$38,902,966,828	$—	$—
Short-term Investments
Money Market Fund	120,672,021	—	—
Repurchase Agreement	—	434,396,000	—

Total	$39,023,638,849	$434,396,000	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2009, the cost of investments for federal income tax purposes was $42,105,256,738. Net unrealized depreciation aggregated $2,647,221,889, of which $4,874,583,329 represented appreciated securities and $7,521,805,218 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2009. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income[a]		Value at End of Period
Baker Hughes, Inc.	15,061,494	808,500	(77,736)	15,792,258	$7,016,577		$673,697,726
Cadence Design Systems, Inc.	23,293,600	12,300	(23,300)	23,282,600	—	(b)	170,894,284
Capital One Financial Corp.	26,304,011	5,665,900	(26,300)	31,943,611	12,775,070		1,141,345,221
Cardinal Health, Inc.	21,868,375	10,900	(3,658,525)	18,220,750	9,933,620		488,316,100
CarMax, Inc.	11,812,400	6,600	(2,811,800)	9,007,200	—	(b)	—	(c)
Citrix Systems, Inc.	12,014,741	424,681	(12,400)	12,427,022	—	(b)	487,512,073
Computer Sciences Corp.	13,462,172	5,700	(5,923,800)	7,544,072	—	(b)	—	(c)
Compuware Corp.	22,096,012	14,200	(22,100)	22,088,112	—	(b)	161,905,861
Health Management Associates, Inc.	15,334,500	—	(15,334,500)	—	—	(b)	—
Maxim Integrated Products, Inc.	24,360,200	12,900	(24,300)	24,348,800	14,608,980		441,687,232
Motorola, Inc.	155,139,211	20,900	(16,154,900)	139,005,211	—	(b)	1,194,054,763
SLM Corp.	26,195,782	16,200	(26,100)	26,185,882	—	(b)	228,340,891
Sprint Nextel Corp.	109,849,239	30,069,100	(12,092,600)	127,825,739	—	(b)	—	(c)
Synopsys, Inc.	6,825,369	1,259,280	(6,800)	8,077,849	—	(b)	181,105,375
Xerox Corp.	57,778,300	10,278,600	(59,600)	67,997,300	8,235,348		526,299,102

					$52,569,595		$5,695,158,628

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX GLOBAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS: 94.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.6%
AUTOMOBILES & COMPONENTS: 0.9%
Bayerische Motoren Werke AG (Germany)	73,300	$3,534,332
Yamaha Motor Co., Ltd.(a) (Japan)	211,400	2,607,027

		6,141,359
CONSUMER DURABLES & APPAREL: 1.9%
Panasonic Corp. (Japan)	311,800	4,595,459
Sony Corp. (Japan)	298,000	8,814,015

		13,409,474
MEDIA: 6.9%
Comcast Corp., Class A (United States)	633,300	10,696,437
Grupo Televisa SA ADR (Mexico)	190,500	3,541,395
Naspers, Ltd. (South Africa)	414,100	14,148,968
News Corp., Class A (United States)	510,245	6,117,838
Television Broadcasts, Ltd. (Hong Kong)	366,700	1,589,812
Time Warner Cable, Inc.(a) (United States)	120,371	5,186,786
Time Warner, Inc. (United States)	286,466	8,244,491

		49,525,727
RETAILING: 1.9%
Liberty Interactive, Series A(a) (United States)	887,057	9,731,015
Macy’s, Inc. (United States)	222,800	4,075,012

		13,806,027

		82,882,587
CONSUMER STAPLES: 1.3%
FOOD, BEVERAGE & TOBACCO: 1.3%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	881,700	9,625,027
ENERGY: 7.2%
Baker Hughes, Inc. (United States)	167,987	7,166,325
Chevron Corp. (United States)	61,300	4,317,359
OAO Lukoil ADR (Russia)	125,500	6,802,100
Occidental Petroleum Corp. (United States)	89,125	6,987,400
Royal Dutch Shell PLC ADR (United Kingdom)	84,500	4,832,555
Schlumberger, Ltd. (United States)	299,100	17,826,360
Total SA (France)	56,300	3,345,306

		51,277,405
FINANCIALS: 20.6%
BANKS: 9.5%
HSBC Holdings PLC (United Kingdom)	1,023,207	11,708,315
ICICI Bank, Ltd. ADR (India)	172,400	6,647,744
Kasikornbank PCL Foreign (Thailand)	1,641,100	4,322,562
Royal Bank of Scotland Group PLC(a) (United Kingdom)	4,896,684	4,143,678
Standard Bank Group, Ltd. (South Africa)	176,600	2,283,905
Standard Chartered PLC (United Kingdom)	460,200	11,340,929

	SHARES	VALUE
SunTrust Banks, Inc. (United States)	19,495	$439,612
Unicredit SPA(a) (Italy)	3,928,608	15,349,628
Wells Fargo & Co. (United States)	437,973	12,342,079

		68,578,452
DIVERSIFIED FINANCIALS: 6.5%
Bank of New York Mellon Corp. (United States)	246,200	7,137,338
Capital One Financial Corp. (United States)	564,700	20,176,731
Credit Suisse Group AG (Switzerland)	149,000	8,267,394
Haci Omer Sabanci Holding AS (Turkey)	1,120,788	4,342,676
Legg Mason, Inc. (United States)	207,500	6,438,725

		46,362,864
INSURANCE: 3.6%
AEGON NV(a) (Netherlands)	1,278,374	10,851,973
Swiss Reinsurance Co., Ltd. (Switzerland)	328,400	14,824,425

		25,676,398
REAL ESTATE: 1.0%
Hang Lung Group, Ltd. (Hong Kong)	1,127,500	5,630,189
Hang Lung Properties, Ltd. (Hong Kong)	381,700	1,411,050

		7,041,239

		147,658,953
HEALTH CARE: 14.7%
HEALTH CARE EQUIPMENT & SERVICES: 2.2%
Covidien PLC (Ireland)	158,700	6,865,362
UnitedHealth Group, Inc. (United States)	176,400	4,417,056
WellPoint, Inc.(a) (United States)	92,900	4,399,744

		15,682,162
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.5%
Amgen, Inc.(a) (United States)	119,600	7,203,508
Bayer AG (Germany)	153,400	10,629,020
GlaxoSmithKline PLC ADR (United Kingdom)	401,700	15,871,167
Merck & Co., Inc. (United States)	506,200	16,011,106
Novartis AG ADR (Switzerland)	346,000	17,431,480
Roche Holding AG (Switzerland)	70,500	11,395,108
Sanofi-Aventis (France)	155,100	11,382,316

		89,923,705

		105,605,867
INDUSTRIALS: 10.8%
CAPITAL GOODS: 9.5%
Eaton Corp. (United States)	58,600	3,316,174
General Electric Co. (United States)	1,139,600	18,712,232
Koninklijke Philips Electronics NV (Netherlands)	355,500	8,656,470
Mitsubishi Electric Corp.(a) (Japan)	1,082,000	8,196,513
Schneider Electric SA (France)	130,389	13,215,127
Tyco International, Ltd. (Switzerland)	341,600	11,778,368
Wienerberger AG(a) (Austria)	225,680	4,656,505

		68,531,389

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 1.3%
FedEx Corp. (United States)	119,400	$8,981,268

		77,512,657
INFORMATION TECHNOLOGY: 13.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.3%
Infineon Technologies AG(a) (Germany)	852,508	4,809,177
Maxim Integrated Products, Inc. (United States)	234,000	4,244,760

		9,053,937
SOFTWARE & SERVICES: 3.7%
Cadence Design Systems, Inc.(a) (United States)	670,000	4,917,800
Compuware Corp.(a) (United States)	291,400	2,135,962
EBay, Inc.(a) (United States)	389,600	9,198,456
Nintendo Co., Ltd. (Japan)	11,000	2,818,470
Symantec Corp.(a) (United States)	303,400	4,996,998
Synopsys, Inc.(a) (United States)	130,000	2,914,600

		26,982,286
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.9%
Alcatel-Lucent(a) (France)	1,828,145	8,178,130
Hewlett-Packard Co. (United States)	402,000	18,978,420
Motorola, Inc.(a) (United States)	692,533	5,948,858
Nokia Oyj (Finland)	954,900	14,043,387
Telefonaktiebolaget LM Ericsson (Sweden)	206,700	2,075,495
Tyco Electronics, Ltd. (Switzerland)	418,800	9,330,864
Xerox Corp. (United States)	694,200	5,373,108

		63,928,262

		99,964,485
MATERIALS: 10.4%
Akzo Nobel NV (Netherlands)	140,000	8,673,123
Arkema (France)	274,716	9,680,289
Cemex SAB de CV ADR(a) (Mexico)	746,593	9,645,982
Domtar Corp.(a) (United States)	480,916	16,937,861
Dow Chemical Co. (United States)	119,100	3,104,937
Lafarge SA (France)	172,808	15,463,515
Lanxess AG (Germany)	115,800	3,990,684
Norsk Hydro ASA(a) (Norway)	1,121,500	7,463,593

		74,959,984
TELECOMMUNICATION SERVICES: 4.1%
Orascom Telecom Holding SAE GDR (Egypt)	7,500	233,175
PT Telekomunik Indonesia ADR (Indonesia)	145,300	5,187,210
Sprint Nextel Corp.(a) (United States)	1,104,400	4,362,380
Telefonica SA ADR (Spain)	108,000	8,954,280
Vodafone Group PLC ADR (United Kingdom)	475,700	10,703,250

		29,440,295

TOTAL COMMON STOCKS (Cost $615,361,092)		$678,927,260

PREFERRED STOCKS: 2.4%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 0.9%
MEDIA: 0.9%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	572,700	$6,597,504
ENERGY: 1.5%
Petroleo Brasileiro SA ADR (Brazil)	121,300	4,768,303
Ultrapar Participacoes SA ADR (Brazil)	147,800	5,937,126

		10,705,429

TOTAL PREFERRED STOCKS (Cost $10,522,899)		$17,302,933

	PAR VALUE	VALUE
SHORT-TERM INVESTMENTS: 7.7%
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$2,031,241	$2,031,241
REPURCHASE AGREEMENT: 7.4%
Fixed Income Clearing Corporation(b) 0.01%, 10/1/09, maturity value $53,035,015	53,035,000	53,035,000

TOTAL SHORT-TERM INVESTMENTS (Cost $55,066,241)		$55,066,241

TOTAL INVESTMENTS (Cost $680,950,232)	104.7%	$751,296,434
OTHER ASSETS LESS LIABILITIES	(4.7%)	(33,464,041)

NET ASSETS	100.0%	$717,832,393

(a)	Non-income producing
(b)

Repurchase agreement is collateralized by Fannie Mae, 3.00%-6.125%, 11/10/11-1/13/14; Federal Home Loan Bank, 0.93%-1.25%, 3/30/10-10/14/10; and Freddie Mac, 1.75%-2.00%, 7/7/11-7/13/11. Total collateral value is $54,095,919.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2009:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$678,927,260	$—	$—
Preferred Stocks(a)	17,302,933	—	—
Short-term Investments
Money Market Fund	2,031,241	—	—
Repurchase Agreement	—	53,035,000	—

Total	$698,261,434	$53,035,000	$—

(a)

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2009, the cost of investments for federal income tax purposes was $684,185,337. Net unrealized appreciation aggregated $67,111,097, of which $105,408,429 represented appreciated securities and $38,297,332 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INTERNATIONAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS: 96.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.4%
AUTOMOBILES & COMPONENTS: 3.3%
Bayerische Motoren Werke AG (Germany)	6,681,100	$322,144,926
Honda Motor Co., Ltd. ADR (Japan)	10,428,400	316,084,804
NGK Spark Plug Co., Ltd.(b) (Japan)	16,250,000	207,458,363
Yamaha Motor Co., Ltd.(a),(b) (Japan)	23,980,000	295,726,174

		1,141,414,267
CONSUMER DURABLES & APPAREL: 3.6%
Consorcio Ara SAB de CV(a),(b) (Mexico)	113,420,000	68,067,126
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	47,605,400	129,444,927
LG Electronics, Inc. (South Korea)	2,254,382	240,123,014
Panasonic Corp. (Japan)	29,743,072	438,367,786
Sony Corp. (Japan)	13,137,600	388,573,809

		1,264,576,662
CONSUMER SERVICES: 0.9%
Accor SA (France)	5,748,568	319,998,605
MEDIA: 7.0%
Grupo Televisa SA ADR(b) (Mexico)	30,430,592	565,704,705
Liberty Global, Inc., Series A(a) (United States)	3,201,805	72,264,739
Liberty Global, Inc., Series C(a) (United States)	3,534,971	79,395,449
Naspers, Ltd.(b) (South Africa)	34,040,895	1,163,109,228
News Corp., Class A (United States)	40,244,892	482,536,255
Television Broadcasts, Ltd.(b) (Hong Kong)	27,299,300	118,354,911

		2,481,365,287
RETAILING: 0.6%
Belle International Holdings, Ltd. (Hong Kong)	81,406,000	83,506,261
Li & Fung, Ltd. (Hong Kong)	33,046,000	135,594,325

		219,100,586

		5,426,455,407
CONSUMER STAPLES: 1.3%
FOOD, BEVERAGE & TOBACCO: 1.2%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	25,863,791	282,340,576
Tiger Brands, Ltd. (South Africa)	7,072,043	141,685,632

		424,026,208
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Aderans Holdings Co., Ltd.(b) (Japan)	3,537,000	50,475,096

		474,501,304
ENERGY: 6.8%
OAO Lukoil ADR (Russia)	10,426,500	565,116,300
Royal Dutch Shell PLC ADR (United Kingdom)	9,918,400	567,233,296

	SHARES	VALUE
Schlumberger, Ltd. (United States)	12,750,396	$759,923,602
Total SA (France)	8,782,000	521,820,157

		2,414,093,355
FINANCIALS: 22.9%
BANKS: 15.3%
Bangkok Bank PCL Foreign (Thailand)	38,571,900	142,003,703
Bangkok Bank PCL NVDR (Thailand)	5,075,000	18,379,976
Grupo Financiero Banorte SAB de CV (Mexico)	52,528,000	175,754,944
HSBC Holdings PLC (United Kingdom)	81,665,764	934,481,984
ICICI Bank, Ltd. (India)	15,195,668	285,860,508
ICICI Bank, Ltd. ADR (India)	4,300,000	165,808,000
Kasikornbank PCL Foreign (Thailand)	108,446,527	285,641,855
Mitsubishi UFJ Financial Group (Japan)	27,399,900	147,125,849
Royal Bank of Scotland Group PLC(a) (United Kingdom)	344,885,647	291,849,509
Standard Bank Group, Ltd. (South Africa)	46,929,417	606,921,307
Standard Chartered PLC (United Kingdom)	37,989,336	936,189,913
The Bank of Yokohama, Ltd.(b) (Japan)	30,265,000	148,349,579
Unicredit SPA(a) (Italy)	239,139,310	934,351,177
Yapi ve Kredi Bankasi AS(a) (Turkey)	150,779,068	329,194,192

		5,401,912,496
DIVERSIFIED FINANCIALS: 2.9%
Credit Suisse Group AG (Switzerland)	12,213,000	677,648,847
Haci Omer Sabanci Holding AS (Turkey)	88,489,354	342,866,432

		1,020,515,279
INSURANCE: 3.1%
AEGON NV(a) (Netherlands)	42,517,075	360,922,660
Swiss Life Holding AG (Switzerland)	1,520,000	179,824,375
Swiss Reinsurance Co., Ltd. (Switzerland)	12,091,868	545,843,467

		1,086,590,502
REAL ESTATE: 1.6%
Hang Lung Group, Ltd. (Hong Kong)	51,796,500	258,646,660
Hang Lung Properties, Ltd. (Hong Kong)	76,679,000	283,463,119
Link Real Estate Investment Co. (Hong Kong)	12,965,000	28,606,461

		570,716,240

		8,079,734,517

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
HEALTH CARE: 11.7%
HEALTH CARE EQUIPMENT & SERVICES: 1.4%
Covidien PLC (Ireland)	7,449,974	$322,285,875
Medipal Holdings Corp.(b) (Japan)	12,777,200	179,776,122

		502,061,997
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.3%
Adcock Ingram Holdings, Ltd.(a) (South Africa)	7,047,217	45,030,141
Bayer AG (Germany)	10,192,000	706,199,331
GlaxoSmithKline PLC ADR (United Kingdom)	19,083,749	753,998,923
Novartis AG ADR (Switzerland)	20,820,000	1,048,911,600
Roche Holding AG (Switzerland)	3,028,000	489,423,912
Sanofi-Aventis (France)	8,145,500	597,773,405

		3,641,337,312

		4,143,399,309
INDUSTRIALS: 10.5%
CAPITAL GOODS: 9.1%
Koninklijke Philips Electronics NV (Netherlands)	25,035,000	609,605,423
Mitsubishi Electric Corp.(a) (Japan)	74,775,000	566,445,719
Nexans SA (France)	932,619	75,374,979
Schneider Electric SA (France)	9,196,165	932,045,568
Toto, Ltd.(b) (Japan)	9,548,000	59,778,043
Tyco International, Ltd. (Switzerland)	9,139,020	315,113,410
Volvo AB, Class B (Sweden)	42,607,200	394,208,353
Wienerberger AG(a),(b) (Austria)	12,835,026	264,827,920

		3,217,399,415
COMMERCIAL & PROFESSIONAL SERVICES: 0.4%
Brambles, Ltd. (Australia)	695,677	4,958,907
Experian PLC (United Kingdom)	16,963,626	142,736,468

		147,695,375
TRANSPORTATION: 1.0%
TNT NV (Netherlands)	12,095,180	324,608,263

		3,689,703,053
INFORMATION TECHNOLOGY: 12.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.1%
Chartered Semiconductor Manufacturing, Ltd.(a),(b) (Singapore)	74,293,836	137,127,018
Infineon Technologies AG(a),(b) (Germany)	103,886,576	586,046,017

		723,173,035
SOFTWARE & SERVICES: 0.4%
Nintendo Co., Ltd. (Japan)	600,000	153,734,752
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.7%
Alcatel-Lucent(a) (France)	94,519,072	422,827,078
Brother Industries, Ltd.(b) (Japan)	23,101,000	276,908,327
Fujifilm Holdings Corp. (Japan)	8,736,100	261,795,900
Fujitsu, Ltd. (Japan)	41,981,000	274,526,230

	SHARES	VALUE
Hitachi, Ltd.(a) (Japan)	26,658,000	$81,965,220
Kyocera Corp. (Japan)	7,033,900	652,730,875
Murata Manufacturing Co., Ltd. (Japan)	1,301,000	61,741,882
Nokia Oyj (Finland)	64,792,500	952,881,078
Telefonaktiebolaget LM Ericsson (Sweden)	28,943,000	290,619,464
Tyco Electronics, Ltd. (Switzerland)	7,157,617	159,471,707

		3,435,467,761

		4,312,375,548
MATERIALS: 9.7%
Akzo Nobel NV (Netherlands)	5,876,290	364,041,327
Arkema(b) (France)	7,391,609	260,461,401
BHP Billiton PLC (United Kingdom)	13,306,000	363,206,211
Cemex SAB de CV ADR(a) (Mexico)	37,105,882	479,407,995
Lafarge SA(b) (France)	13,834,291	1,237,944,777
Lanxess AG(b) (Germany)	9,589,784	330,481,871
Makhteshim-Agan Industries, Ltd. (Israel)	7,196,647	32,481,880
Norsk Hydro ASA(a) (Norway)	32,634,600	217,183,571
Norsk Hydro ASA ADR(a) (Norway)	21,990,500	146,236,825

		3,431,445,858
TELECOMMUNICATION SERVICES: 5.3%
Millicom International Cellular SA(a) (Luxembourg)	1,448,494	105,363,453
Orascom Telecom Holding SAE GDR (Egypt)	394,820	12,274,954
PT Telekomunik Indonesia ADR (Indonesia)	10,403,047	371,388,778
Telefonica SA ADR (Spain)	8,667,400	718,614,134
Vodafone Group PLC ADR (United Kingdom)	28,950,000	651,375,000

		1,859,016,319
UTILITIES: 0.5%
CEZ AS (Czech Republic)	3,000,000	160,001,855

TOTAL COMMON STOCKS (Cost $38,031,808,725)		$33,990,726,525

PREFERRED STOCKS: 2.4%
CONSUMER DISCRETIONARY: 0.7%
MEDIA: 0.7%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	21,930,988	252,644,982
ENERGY: 1.7%
Petroleo Brasileiro SA ADR (Brazil)	9,091,800	357,398,658
Ultrapar Participacoes SA ADR (Brazil)	5,914,832	237,598,801

		594,997,459

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

PREFERRED STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 0.0%
CAPITAL GOODS: 0.0%
Duratex SA (Brazil)	442,600	$7,007,750

TOTAL PREFERRED STOCKS (Cost $388,939,687)		$854,650,191

SHORT-TERM INVESTMENTS: 1.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$105,768,028	$105,768,028
REPURCHASE AGREEMENT: 1.3%
Fixed Income Clearing Corporation(c) 0.01%, 10/1/09, maturity value $458,879,127	458,879,000	458,879,000

TOTAL SHORT-TERM INVESTMENTS (Cost $564,647,028)		$564,647,028

TOTAL INVESTMENTS (Cost $38,985,395,440)	100.3%	$35,410,023,744
OTHER ASSETS LESS LIABILITIES	(0.3)%	(89,642,046)

NET ASSETS	100.0%	$35,320,381,698

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Fannie Mae, 7.125%, 6/15/10; and Federal Home Loan Bank, 0.00%-0.80%, 3/31/10-6/4/10. Total collateral value is $468,061,570.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

NVDR: Non-Voting Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2009:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$33,990,726,525	$—	$—
Preferred Stocks(a)	854,650,191	—	—
Short-term Investments
Money Market Fund	105,768,028	—	—
Repurchase Agreement	—	458,879,000	—

Total	$34,951,144,744	$458,879,000	$—

(a)

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2009, the cost of investments for federal income tax purposes was $39,121,033,602. Net unrealized depreciation aggregated $3,711,009,858, of which $3,853,543,983 represented appreciated securities and $7,564,553,841 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2009. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions		Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Holdings Co., Ltd. (Japan)	4,037,000	—	(500,000)		3,537,000	$752,070		$50,475,096
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	29,464,582	—	(3,600,791)		25,863,791	3,972,230		282,340,576
Arkema (France)	6,626,740	764,869	—		7,391,609	5,436,389		260,461,401
Brother Industries, Ltd. (Japan)	23,601,000	—	(500,000)		23,101,000	4,552,800		276,908,327
Chartered Semiconductor Manufacturing, Ltd. (Singapore)	200,000,000	583,618,364	(709,324,528	)(d)	74,293,836	—	(b)	137,127,018
Consorcio Ara SAB de CV (Mexico)	113,420,000	—	—		113,420,000	—	(b)	68,067,126
Corporacion Geo SAB de CV, Series B (Mexico)	47,605,400	—	—		47,605,400	—	(b)	129,444,927
Grupo Televisa SA ADR (Mexico)	32,779,396	—	(2,348,804)		30,430,592	20,903,075		565,704,705
Infineon Technologies AG (Germany)	84,902,800	37,734,576	(18,750,800)		103,886,576	—	(b)	586,046,017
Lafarge SA (France)	9,120,225	4,714,066	—		13,834,291	22,771,047		1,237,944,777
Lanxess AG (Germany)	8,912,359	677,425	—		9,589,784	5,436,389		330,481,871
Medipal Holdings Corp. (Japan)	19,438,000	—	(6,660,800)		12,777,200	2,189,667		179,776,122
Naspers, Ltd. (South Africa)	37,040,895	—	(3,000,000)		34,040,895	9,419,313		1,163,109,228
NGK Spark Plug Co., Ltd. (Japan)	17,500,000	—	(1,250,000)		16,250,000	924,261		207,458,363
Television Broadcasts, Ltd. (Hong Kong)	27,299,300	—	—		27,299,300	5,812,017		118,354,911
The Bank of Yokohama, Ltd. (Japan)	70,029,000	—	(39,764,000)		30,265,000	4,035,441		—	(c)
Thomson (France)	25,015,792	—	(25,015,792)		—	—		—
Toto, Ltd. (Japan)	28,511,000	—	(18,963,000)		9,548,000	1,673,073		—	(c)
Wienerberger AG (Austria)	9,397,376	3,667,150	(229,500)		12,835,026	—	(b)	264,827,920
Yamaha Motor Co., Ltd. (Japan)	23,253,000	1,000,000	(273,000)		23,980,000	—	(b)	295,726,174

						$87,877,772		$6,154,254,559

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period
(d)	Represents shares disposed in a 1 for 10 reverse stock split on May 18, 2009.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX BALANCED FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS: 72.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.7%
CONSUMER DURABLES & APPAREL: 2.1%
Panasonic Corp. ADR(b) (Japan)	10,598,928	$154,744,349
Sony Corp. ADR(b) (Japan)	6,219,600	181,612,320

		336,356,669
MEDIA: 8.1%
Comcast Corp., Class A	21,716,974	366,799,691
DISH Network Corp., Class A(a)	1,806,165	34,786,738
Interpublic Group of Companies, Inc.(a)	7,484,200	56,281,184
Liberty Entertainment, Series A(a)	826,079	25,699,318
Liberty Global, Inc., Series A(a)	264,621	5,972,496
Liberty Global, Inc., Series C(a)	391,368	8,790,125
News Corp., Class A	26,720,200	320,375,198
Time Warner Cable, Inc.(a)	3,715,583	160,104,471
Time Warner, Inc.	10,564,166	304,036,698

		1,282,845,919
RETAILING: 2.5%
CarMax, Inc.(a)	2,350,000	49,115,000
Home Depot, Inc.	5,602,200	149,242,608
Liberty Interactive, Series A(a)	10,852,250	119,049,182
Macy’s, Inc.	3,944,266	72,140,625

		389,547,415

		2,008,750,003
CONSUMER STAPLES: 1.1%
FOOD & STAPLES RETAILING: 1.0%
Wal-Mart Stores, Inc.	1,935,800	95,028,422
Walgreen Co.	1,730,199	64,830,557

		159,858,979
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Avon Products, Inc.	427,516	14,518,443

		174,377,422
ENERGY: 7.0%
Baker Hughes, Inc.	4,474,510	190,882,597
Chevron Corp.	2,567,679	180,841,632
Occidental Petroleum Corp.	3,688,800	289,201,920
Royal Dutch Shell PLC ADR(b) (United Kingdom)	1,150,127	64,142,583
Schlumberger, Ltd.	6,325,421	376,995,091

		1,102,063,823
FINANCIALS: 9.3%
BANKS: 4.1%
BB&T Corp.	3,599,184	98,041,772
HSBC Holdings PLC ADR(b) (United Kingdom)	1,863,361	106,863,754
SunTrust Banks, Inc.	949,055	21,401,190
U.S. Bancorp	1,735,986	37,948,654
Wells Fargo & Co.	13,709,706	386,339,515

		650,594,885

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 3.9%
Bank of New York Mellon Corp.	3,101,300	$89,906,687
Capital One Financial Corp.	9,552,059	341,295,068
Credit Suisse Group AG ADR(b) (Switzerland)	879,100	48,921,915
Legg Mason, Inc.	1,350,300	41,899,809
SLM Corp.(a)	8,096,000	70,597,120
State Street Corp.	388,600	20,440,360

		613,060,959
INSURANCE: 1.3%
AEGON NV(a),(b) (Netherlands)	8,172,900	69,142,734
Genworth Financial, Inc., Class A(a)	1,949,000	23,290,550
Loews Corp.	1,033,108	35,383,949
The Travelers Companies, Inc.	1,740,219	85,670,981

		213,488,214

		1,477,144,058
HEALTH CARE: 17.4%
HEALTH CARE EQUIPMENT & SERVICES: 5.6%
Boston Scientific Corp.(a)	14,777,700	156,495,843
Cardinal Health, Inc.	6,060,543	162,422,553
CareFusion Corp.(a)	3,246,650	70,776,970
Covidien PLC(b) (Ireland)	1,978,200	85,576,932
UnitedHealth Group, Inc.	7,398,800	185,265,952
WellPoint, Inc.(a)	4,870,300	230,657,408

		891,195,658
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.8%
Amgen, Inc.(a)	5,171,600	311,485,468
GlaxoSmithKline PLC ADR(b) (United Kingdom)	8,300,500	327,952,755
Merck & Co., Inc.	10,726,375	339,275,241
Novartis AG ADR(b) (Switzerland)	7,918,300	398,923,954
Pfizer, Inc.	14,657,117	242,575,286
Sanofi-Aventis ADR(b) (France)	5,517,100	203,856,845
Thermo Fisher Scientific, Inc.(a)	225,050	9,827,934
Wyeth	651,900	31,669,302

		1,865,566,785

		2,756,762,443
INDUSTRIALS: 5.9%
CAPITAL GOODS: 3.7%
Caterpillar, Inc.	1,204,600	61,832,118
Eaton Corp.	1,533,606	86,786,764
General Electric Co.	20,249,700	332,500,074
Koninklijke Philips Electronics NV(b) (Netherlands)	650,600	15,848,616
Tyco International, Ltd.(b) (Switzerland)	2,839,134	97,893,340

		594,860,912
COMMERICAL & PROFESSIONAL SERVICES: 0.5%
Pitney Bowes, Inc.	3,144,550	78,142,067

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 1.7%
FedEx Corp.	3,497,254	$263,063,446

		936,066,425
INFORMATION TECHNOLOGY: 15.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	7,042,000	127,741,880
SOFTWARE & SERVICES: 5.1%
Adobe Systems, Inc.(a)	734,000	24,251,360
Autodesk, Inc.(a)	518,943	12,350,843
BMC Software, Inc.(a)	2,220,560	83,337,617
Cadence Design Systems, Inc.(a)	9,739,500	71,487,930
Citrix Systems, Inc.(a)	2,642,610	103,669,590
Computer Sciences Corp.(a)	2,246,200	118,397,202
Compuware Corp.(a)	6,949,488	50,939,747
EBay, Inc.(a)	7,569,200	178,708,812
Symantec Corp.(a)	5,050,000	83,173,500
Synopsys, Inc.(a)	3,097,900	69,454,918

		795,771,519
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.3%
Hewlett-Packard Co.	12,710,912	600,082,156
Hitachi, Ltd. ADR(a),(b) (Japan)	1,920,245	58,721,092
Molex, Inc.	800,000	16,704,000
Molex, Inc., Class A	2,527,928	47,499,767
Motorola, Inc.(a)	44,309,600	380,619,464
Nokia Corp. ADR(b) (Finland)	4,000,000	58,480,000
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	2,412,300	24,171,246
Tyco Electronics, Ltd.(b) (Switzerland)	5,797,900	129,177,212
Xerox Corp.	20,721,050	160,380,927

		1,475,835,864

		2,399,349,263
MATERIALS: 2.1%
Cemex SAB de CV ADR(a),(b) (Mexico)	4,910,183	63,439,565
Domtar Corp.(a)	550,091	19,374,205
Dow Chemical Co.	8,860,259	230,986,952
Vulcan Materials Co.	444,656	24,042,550

		337,843,272
TELECOMMUNICATION SERVICES: 1.5%
Sprint Nextel Corp.(a)	38,764,400	153,119,380
Vodafone Group PLC ADR(b) (United Kingdom)	3,362,798	75,662,955

		228,782,335

TOTAL COMMON STOCKS (Cost $11,961,592,934)		$11,421,139,044

FIXED INCOME SECURITIES: 24.7%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 1.0%
GOVERNMENT RELATED: 1.0%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	$1,638,895	$1,704,025
California Taxable General Obligation 5.45%, 4/1/15	14,850,000	15,521,814
7.50%, 4/1/34	24,500,000	26,905,410
5.65%, 4/1/39 (mandatory put, 4/1/13)	5,075,000	5,346,817
7.55%, 4/1/39	35,060,000	38,968,138
Small Business Administration — 504 Program
Series 96-20L, 6.70%, 12/1/16	1,208,005	1,313,765
Series 97-20F, 7.20%, 6/1/17	1,916,287	2,099,913
Series 97-20I, 6.90%, 9/1/17	2,281,387	2,495,878
Series 98-20D, 6.15%, 4/1/18	3,166,416	3,409,490
Series 98-20I, 6.00%, 9/1/18	1,848,617	1,986,126
Series 99-20F, 6.80%, 6/1/19	2,526,740	2,736,549
Series 00-20D, 7.47%, 4/1/20	7,525,341	8,232,210
Series 00-20E, 8.03%, 5/1/20	3,260,943	3,622,458
Series 00-20G, 7.39%, 7/1/20	3,928,652	4,312,202
Series 00-20I, 7.21%, 9/1/20	2,434,012	2,656,821
Series 01-20E, 6.34%, 5/1/21	7,760,476	8,389,822
Series 01-20G, 6.625%, 7/1/21	6,576,954	7,155,795
Series 03-20J, 4.92%, 10/1/23	15,672,148	16,546,976
Series 07-20F, 5.71%, 6/1/27	10,752,767	11,722,084

		165,126,293
MORTGAGE-RELATED SECURITIES: 10.4%
FEDERAL AGENCY CMO & REMIC: 2.2%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.212%, 2/15/25	981,080	1,067,231
Trust 1995-2C 3A, 8.793%, 6/15/25	423,923	484,770
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	1,192,097	1,329,933
Trust 2002-33 A1, 7.00%, 6/25/32	3,813,194	4,175,447
Trust 2002-86, 6.00%, 8/25/32	17,078,847	18,011,459
Trust 2005-W4 1A2, 6.50%, 8/25/35	23,429,921	25,312,515
Trust 2001-T7 A1, 7.50%, 2/25/41	3,657,922	3,989,421
Trust 2001-T8 A1, 7.50%, 7/25/41	3,944,561	4,302,036
Trust 2001-T4 A1, 7.50%, 7/25/41	3,282,317	3,661,835
Trust 2001-W3 A, 7.00%, 9/25/41	3,095,958	3,390,074
Trust 2001-T10 A2, 7.50%, 12/25/41	3,928,336	4,313,804
Trust 2002-W6 2A1, 7.00%, 6/25/42	3,642,892	3,988,967
Trust 2002-W8 A2, 7.00%, 6/25/42	4,263,280	4,668,292
Trust 2003-W2 1A1, 6.50%, 7/25/42	7,725,987	8,346,770
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,185,693	3,488,333
Trust 2003-W4 4A, 7.50%, 10/25/42	4,689,584	5,231,817
Trust 2004-T1 1A2, 6.50%, 1/25/44	7,628,799	8,241,773
Trust 2004-W2 5A, 7.50%, 3/25/44	15,526,061	17,321,261
Trust 2004-W8 3A, 7.50%, 6/25/44	2,158,186	2,407,726
Trust 2009-11 MP, 7.00%, 3/25/49	104,139,579	111,511,620

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	$3,510,973	$3,747,396
Series 2430 UC, 6.00%, 9/15/16	4,129,787	4,235,992
Series 1078 GZ, 6.50%, 5/15/21	742,722	788,708
Series (GN) 16 PK, 7.00%, 8/25/23	9,087,510	9,923,934
Series T-48 1A4, 5.538%, 7/25/33	59,131,375	62,586,865
Series T-051 1A, 6.50%, 9/25/43	374,571	404,022
Series T-59 1A1, 6.50%, 10/25/43	23,681,236	25,333,595

		342,265,596
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 8.2%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	9,884,065	10,440,953
Fannie Mae, 15 Year
6.00%, 3/1/14-3/1/22	82,655,691	88,663,618
6.50%, 1/1/13-11/1/18	83,334,417	89,423,511
7.00%, 7/1/11-11/1/18	6,223,166	6,553,042
7.50%, 9/1/15-8/1/17	28,770,994	31,255,919
Fannie Mae, 20 Year
6.50%, 1/1/22-10/1/26	19,181,637	20,585,073
Fannie Mae, 30 Year
6.00%, 9/1/36-7/1/38	237,234,051	251,637,555
6.50%, 12/1/28-11/1/37	313,985,727	336,392,209
7.00%, 8/1/37	20,101,126	21,957,542
7.50%, 8/1/10	2,217	2,254
Fannie Mae, Hybrid ARM
4.41%, 8/1/35	8,467,560	8,796,480
4.721%, 9/1/34-1/1/35	17,513,271	18,168,145
4.746%, 12/1/34	12,583,712	13,004,527
4.927%, 1/1/35	6,247,076	6,469,322
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	321,846	334,649
Pool 555162, 4.826%, 1/1/13	14,610,585	15,498,928
Pool 760762, 4.89%, 4/1/12	16,115,000	16,713,445
Pool 555316, 4.918%, 2/1/13	4,207,528	4,436,193
Pool 735387, 4.921%, 4/1/15	11,968,685	12,781,287
Pool 555148, 4.976%, 1/1/13	3,604,444	3,826,006
Pool 555806, 5.098%, 10/1/13	3,031,748	3,250,549
Pool 461628, 5.32%, 4/1/14	10,083,942	10,920,556
Pool 462086, 5.355%, 11/1/15	20,660,079	22,417,052
Pool 545316, 5.629%, 12/1/11	4,633,749	4,946,822
Pool 545387, 5.885%, 1/1/12	5,248,546	5,632,222
Pool 545685, 5.909%, 4/1/12	11,650,376	12,364,833
Pool 545258, 5.942%, 11/1/11	841,455	895,617
Freddie Mac, Hybrid ARM 4.157%, 5/1/34	10,249,258	10,632,233
Freddie Mac Gold, 15 Year
6.00%, 10/1/13-10/1/18	27,146,041	28,808,035
6.50%, 7/1/14-3/1/18	34,371,539	36,788,299
7.00%, 4/1/15	129,293	134,984
7.75%, 7/25/21	1,125,869	1,244,852
Freddie Mac Gold, 20 Year 6.50%, 10/1/26	34,191,644	36,759,651

	PAR VALUE	VALUE
Freddie Mac Gold, 30 Year
6.50%, 9/1/18-4/1/33	$42,602,423	$45,860,962
7.00%, 11/1/37-9/1/38	114,256,674	123,892,972
7.47%, 3/17/23	324,382	359,070
8.50%, 1/1/23	9,672	10,488
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	3,190,740	3,549,456
7.97%, 4/15/20-1/15/21	1,712,149	1,903,173

		1,307,312,484
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	2,644,042	2,859,696

		1,652,437,776
CORPORATE: 13.3%
FINANCIALS: 5.9%
American International Group, Inc. 8.25%, 8/15/18	29,000,000	24,577,500
Bank of America Corp.
5.30%, 3/15/17	42,000,000	40,291,062
7.625%, 6/1/19	2,640,000	2,974,728
8.00%, 12/15/26(c)	17,355,000	16,530,638
6.625%, 5/23/36(c)	34,285,000	29,913,662
Boston Properties, Inc.
6.25%, 1/15/13	14,670,000	15,230,614
5.625%, 4/15/15	29,500,000	29,967,362
5.00%, 6/1/15	2,890,000	2,814,856
Capital One Financial Corp.
6.75%, 9/15/17	45,630,000	48,275,679
CIGNA Corp.
8.50%, 5/1/19	7,500,000	8,607,608
7.65%, 3/1/23	9,745,000	9,699,666
7.875%, 5/15/27	12,970,000	12,938,522
8.30%, 1/15/33	9,050,000	8,819,370
6.15%, 11/15/36	5,500,000	4,873,825
Citigroup, Inc.
6.125%, 11/21/17	50,325,000	49,650,490
General Electric Co.
0.613%, 11/1/12	190,000,000	179,360,585
GMAC, Inc.(d)
6.875%, 9/15/11	114,650,000	108,344,250
Health Net, Inc.
6.375%, 6/1/17	18,675,000	16,434,000
HSBC Holdings PLC(b) (United Kingdom)
6.50%, 5/2/36	19,400,000	21,229,664
6.50%, 9/15/37	9,150,000	9,896,832
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	28,187,000	30,925,081
5.85%, 8/1/35(c)	5,955,000	5,337,069
Kaupthing Bank HF(b),(d),(g) (Iceland) 7.125%, 5/19/16	65,060,000	6,506
Liberty Mutual Group, Inc.(d) 4.875%, 2/1/10	15,131,000	14,966,882

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
SLM Corp. 8.45%, 6/15/18	$50,000,000	$39,875,000
Travelers Cos., Inc.
5.00%, 3/15/13	9,750,000	10,288,465
6.25%, 6/20/16	9,735,000	10,886,177
Unum Group
7.625%, 3/1/11	8,426,000	8,686,229
6.85%, 11/15/15(d)	10,200,000	10,103,886
7.19%, 2/1/28	8,500,000	6,203,705
7.25%, 3/15/28	12,130,000	9,100,926
6.75%, 12/15/28	11,633,000	9,126,089
WellPoint, Inc.
5.00%, 12/15/14	13,070,000	13,558,628
5.25%, 1/15/16	40,000,000	40,790,800
Wells Fargo & Co.
0.633%, 4/23/12	51,040,000	49,764,411
6.00%, 11/15/17	30,900,000	32,711,648

		932,762,415
INDUSTRIALS: 5.8%
BHP Billiton, Ltd.(b) (Australia) 5.50%, 4/1/14	20,000,000	22,102,820
Boston Scientific Corp.
5.45%, 6/15/14	19,385,000	19,433,463
6.25%, 11/15/15	1,075,000	1,084,406
6.40%, 6/15/16	21,905,000	22,206,194
Comcast Corp.
5.30%, 1/15/14	23,175,000	24,798,687
5.85%, 11/15/15	26,500,000	29,028,153
5.90%, 3/15/16	3,180,000	3,417,552
Cox Communications, Inc.
5.45%, 12/15/14	37,785,000	40,589,629
5.50%, 10/1/15	4,815,000	5,143,267
5.875%, 12/1/16(d)	25,145,000	26,430,563
8.375%, 3/1/39(d)	6,400,000	7,894,880
Dillard’s, Inc.
7.85%, 10/1/12	14,000,000	13,160,000
7.13%, 8/1/18	10,831,000	8,421,103
7.875%, 1/1/23	8,860,000	6,246,300
7.75%, 7/15/26	50,000	33,750
7.75%, 5/15/27	550,000	374,000
7.00%, 12/1/28	15,490,000	9,836,150
Dow Chemical Co.
8.55%, 5/15/19	28,060,000	31,543,537
7.375%, 11/1/29	18,170,000	18,897,327
9.40%, 5/15/39	12,165,000	14,982,219
Ford Motor Credit Co.(h) 7.375%, 2/1/11	127,375,000	126,710,485
HCA, Inc.
7.875%, 2/1/11	8,008,000	8,078,070
6.95%, 5/1/12	50,090,000	49,213,425
6.30%, 10/1/12	8,400,000	8,064,000
6.25%, 2/15/13	18,390,000	17,562,450

	PAR VALUE	VALUE
Lafarge SA(b) (France) 6.50%, 7/15/16	$33,715,000	$33,694,097
Liberty Media Corp.
8.50%, 7/15/29	9,682,000	8,036,060
8.25%, 2/1/30	7,461,000	6,155,325
Macy’s, Inc.
7.625%, 8/15/13	5,900,000	5,914,750
7.45%, 10/15/16	11,675,000	11,269,656
6.65%, 7/15/24	12,895,000	10,169,319
6.90%, 4/1/29	5,355,000	4,284,000
6.90%, 1/15/32	55,984,000	43,317,060
6.70%, 7/15/34	8,380,000	6,521,282
Reed Elsevier PLC(b) (United Kingdom) 8.625%, 1/15/19	23,000,000	28,335,356
Sprint Nextel Corp.
6.00%, 12/1/16	25,585,000	22,834,613
6.875%, 11/15/28	10,085,000	8,420,975
Time Warner Cable, Inc.
8.75%, 2/14/19	11,940,000	14,709,244
8.25%, 4/1/19	19,665,000	23,769,007
Time Warner, Inc.
7.625%, 4/15/31	53,680,000	60,161,323
7.70%, 5/1/32	26,300,000	29,739,698
Xerox Corp. 6.875%, 8/15/11	82,085,000	87,550,466

		920,134,661
TRANSPORTATION: 1.6%
Burlington Northern Santa Fe Corp.
8.251%, 1/15/21	1,222,695	1,491,530
4.967%, 4/1/23	11,670,322	11,918,385
5.72%, 1/15/24	21,525,400	22,268,731
5.629%, 4/1/24	25,029,348	25,745,206
5.342%, 4/1/24	16,355,943	16,430,765
5.996%, 4/1/24	22,301,806	23,965,934
CSX Corp. 9.75%, 6/15/20	5,351,000	7,270,441
FedEx Corp.
7.375%, 1/15/14	9,000,000	10,148,715
8.00%, 1/15/19	7,125,000	8,659,974
6.72%, 7/15/23	15,311,878	16,685,799
Norfolk Southern Corp.
7.70%, 5/15/17	5,955,000	7,038,048
9.75%, 6/15/20	7,389,000	10,090,692
Union Pacific Corp.
6.33%, 1/2/20	26,614,864	29,035,141
5.866%, 7/2/30	35,365,662	39,807,214
6.176%, 1/2/31	11,971,951	12,810,737

		243,367,312

		2,096,264,388

TOTAL FIXED INCOME SECURITIES (Cost $3,886,824,055)		$3,913,828,457

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

SHORT-TERM INVESTMENTS: 1.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$47,690,581	$47,690,581

REPURCHASE AGREEMENT: 1.4%
Fixed Income Clearing Corporation(f) 0.01%, 10/1/09, maturity value $219,013,061	219,013,000	219,013,000

TOTAL SHORT-TERM INVESTMENTS (Cost $266,703,581)		$266,703,581

TOTAL INVESTMENTS (Cost $16,115,120,570)	98.6%	$15,601,671,082
OTHER ASSETS LESS LIABILITIES	1.4%	225,099,991

NET ASSETS	100.0%	$15,826,771,073

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, all such securities in total represented $167,746,967 or 1.1% of net assets.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Fannie Mae 7.125%, 6/15/10; and Freddie Mac 2.875%, 6/28/10. Total collateral value is $223,393,798.
(g)

Non-income producing / security in default. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority. Effective June 30, 2009, the ‘Winding Up’ Committee of the bank announced that it is now accepting claims for debts. The Fund plans to submit its bonds before the December 31, 2009 deadline.

(h)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2009:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$11,421,139,044	$—	$—
Fixed Income Securities(b)	—	3,913,828,457	—
Short-term Investments
Money Market Fund	47,690,581	—	—
Repurchase Agreement	—	219,013,000	—

Total	$11,468,829,625	$4,132,841,457	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)	All fixed income securities held in the Fund are Level 2 securities. For a detailed break-out of fixed income securities by sector, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2009, the cost of investments for federal income tax purposes was $16,124,897,259. Net unrealized depreciation aggregated $523,226,177, of which $1,683,682,556 represented appreciated securities and $2,206,908,733 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INCOME FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

FIXED INCOME SECURITIES: 96.6%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 8.8%
U.S. TREASURY: 4.7%
U.S. Treasury Notes 3.50%, 12/15/09	$125,000,000	$125,849,625
2.125%, 4/30/10	325,000,000	328,554,850
2.625%, 5/31/10	200,000,000	203,109,400
1.125%, 6/30/11	30,600,000	30,776,898
1.00%, 7/31/11	150,000,000	150,427,800

		838,718,573
GOVERNMENT RELATED: 4.1%
California Taxable General Obligation
5.25%, 4/1/14	35,700,000	37,079,448
7.50%, 4/1/34	97,025,000	106,550,914
5.65%, 4/1/39 (mandatory put, 4/1/13)	18,675,000	19,675,233
7.55%, 4/1/39	160,533,000	178,427,613
Small Business Administration — 504 Program
Series 91-20K, 8.25%, 11/1/11	90,831	93,079
Series 92-20B, 8.10%, 2/1/12	139,128	144,173
Series 92-20C, 8.20%, 3/1/12	254,955	265,110
Series 92-20D, 8.20%, 4/1/12	173,086	176,885
Series 92-20G, 7.60%, 7/1/12	450,686	462,944
Series 92-20H, 7.40%, 8/1/12	280,048	290,223
Series 92-20I, 7.05%, 9/1/12	259,766	269,646
Series 92-20J, 7.00%, 10/1/12	483,395	495,343
Series 92-20K, 7.55%, 11/1/12	572,342	588,538
Series 92-20L, 7.45%, 12/1/12	236,685	244,274
Series 93-20B, 7.00%, 2/1/13	328,599	341,145
Series 93-20C, 6.50%, 3/1/13	1,269,269	1,319,548
Series 93-20D, 6.75%, 4/1/13	363,675	373,594
Series 93-20E, 6.55%, 5/1/13	1,812,928	1,868,814
Series 93-20F, 6.65%, 6/1/13	657,483	680,055
Series 93-20L, 6.30%, 12/1/13	938,713	976,479
Series 94-20A, 6.50%, 1/1/14	1,018,944	1,060,375
Series 94-20D, 7.70%, 4/1/14	268,092	279,672
Series 94-20E, 7.75%, 5/1/14	1,149,425	1,205,185
Series 94-20F, 7.60%, 6/1/14	618,654	647,040
Series 94-20G, 8.00%, 7/1/14	492,958	519,892
Series 94-20H, 7.95%, 8/1/14	376,654	401,587
Series 94-20I, 7.85%, 9/1/14	355,679	381,319
Series 94-20K, 8.65%, 11/1/14	435,913	456,639
Series 94-20L, 8.40%, 12/1/14	366,548	389,996
Series 95-20A, 8.50%, 1/1/15	133,690	143,287
Series 95-20C, 8.10%, 3/1/15	289,373	313,952
Series 97-20E, 7.30%, 5/1/17	742,933	814,185
Series 97-20J, 6.55%, 10/1/17	1,087,107	1,178,785
Series 98-20C, 6.35%, 3/1/18	4,300,140	4,657,078
Series 98-20H, 6.15%, 8/1/18	1,501,265	1,616,858
Series 98-20L, 5.80%, 12/1/18	1,055,498	1,121,556
Series 99-20C, 6.30%, 3/1/19	1,157,236	1,243,145
Series 99-20G, 7.00%, 7/1/19	2,718,453	2,953,304
Series 99-20I, 7.30%, 9/1/19	787,103	859,171
Series 01-20G, 6.625%, 7/1/21	7,748,532	8,430,484
Series 01-20L, 5.78%, 12/1/21	18,943,664	20,302,167

	PAR VALUE	VALUE
Series 02-20L, 5.10%, 12/1/22	$5,052,920	$5,348,504
Series 04-20L, 4.87%, 12/1/24	5,892,484	6,227,458
Series 05-20B, 4.625%, 2/1/25	7,968,462	8,351,745
Series 05-20E, 4.84%, 5/1/25	16,306,224	17,231,346
Series 05-20G, 4.75%, 7/1/25	14,496,558	15,320,479
Series 05-20I, 4.76%, 9/1/25	15,715,962	16,555,638
Series 06-20A, 5.21%, 1/1/26	16,961,778	18,000,815
Series 06-20B, 5.35%, 2/1/26	4,891,681	5,265,636
Series 06-20C, 5.57%, 3/1/26	24,700,766	26,791,903
Series 06-20G, 6.07%, 7/1/26	42,793,841	46,825,372
Series 06-20J, 5.37%, 10/1/26	15,204,640	16,420,360
Series 06-20L, 5.12%, 12/1/26	11,852,787	12,686,787
Series 07-20A, 5.32%, 1/1/27	23,308,234	25,137,329
Series 07-20C, 5.23%, 3/1/27	35,388,434	37,935,825
Series 07-20D, 5.32%, 4/1/27	38,158,034	41,199,008
Series 07-20G, 5.82%, 7/1/27	26,420,032	29,069,702

		727,666,642

		1,566,385,215
MORTGAGE-RELATED SECURITIES: 41.3%
FEDERAL AGENCY CMO & REMIC: 2.4%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%,5/15/25	315,464	353,698
Trust 1997-2Z, 7.50%, 6/15/27	23,571,132	25,876,683
Trust 1998-1 1A, 8.184%, 3/15/28	768,535	838,424
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	1,993,924	2,159,225
Trust 1998-58 PC, 6.50%, 10/25/28	11,373,482	12,331,724
Trust 2001-69 PQ, 6.00%, 12/25/31	16,275,883	17,272,661
Trust 2002-33 A1, 7.00%, 6/25/32	4,372,881	4,788,305
Trust 2008-24 GD, 6.50%, 3/25/37	42,317,922	45,438,869
Trust 2001-T4 A1, 7.50%, 7/25/41	3,790,171	4,228,409
Trust 2001-T10 A1, 7.00%, 12/25/41	6,039,239	6,612,967
Trust 2002-90 A1, 6.50%, 6/25/42	8,031,560	8,676,896
Trust 2002-W6 2A1, 7.00%, 6/25/42	6,502,854	7,120,625
Trust 2002-W8 A2, 7.00%, 6/25/42	3,428,363	3,754,058
Trust 2003-W2 1A2, 7.00%, 7/25/42	20,593,327	22,549,693
Trust 2003-W4 3A, 7.00%, 10/25/42	6,315,836	6,915,840
Trust 2003-07 A1, 6.50%, 12/25/42	8,223,350	8,729,292
Trust 2003-W1 1A1, 6.50%, 12/25/42	12,949,681	13,990,187
Trust 2003-W1 2A, 7.50%, 12/25/42	5,889,575	6,570,557
Trust 2004-W2 5A, 7.50%, 3/25/44	24,585,392	27,428,078
Trust 2004-W8 3A, 7.50%, 6/25/44	15,666,991	17,478,487
Trust 2005-W1 1A3, 7.00%, 10/25/44	14,391,308	15,758,482
Trust 2001-79 BA, 7.00%, 3/25/45	1,836,040	2,010,464
Trust 2006-W1 1A1, 6.50%, 12/25/45	1,923,489	2,078,041
Trust 2006-W1 1A2, 7.00%, 12/25/45	12,834,226	14,053,478
Trust 2006-W1 1A3, 7.50%, 12/25/45	201,746	225,073
Trust 2006-W1 1A4, 8.00%, 12/25/45	14,655,052	16,216,731
Trust 2007-W10 1A, 6.147%, 8/25/47	81,813,528	87,310,816
Trust 2007-W10 2A, 6.139%, 8/25/47	22,730,597	24,159,594
Freddie Mac
Series 3312 AB, 6.50%, 6/15/32	23,495,926	25,377,130

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Series T-48 1A, 7.039%, 7/25/33	$5,806,938	$6,313,739
Ginnie Mae Series 1999-29 PB, 7.25%, 7/16/28	544,734	550,875

		437,169,101
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 38.9%
Fannie Mae, 10 Year 6.00%, 11/1/16	10,800,716	11,273,407
Fannie Mae, 15 Year
5.50%, 9/1/14-1/1/24	382,359,069	408,049,341
6.00%, 4/1/13-3/1/23	848,240,172	908,209,354
6.50%, 11/1/12-11/1/18	107,255,819	115,706,832
7.00%, 12/1/10-12/1/11	225,885	230,184
7.50%, 11/1/14-8/1/17	9,784,816	10,622,061
Fannie Mae, 20 Year
6.00%, 2/1/28	45,421,659	48,366,143
6.50%, 4/1/19-10/1/24	40,633,810	44,085,290
Fannie Mae, 30 Year
6.00%, 11/1/28-1/1/39	1,052,935,454	1,116,377,313
6.50%, 12/1/32-7/1/38	817,653,612	874,817,270
7.00%, 4/1/32-12/1/37	837,279,302	915,415,129
8.00%, 1/1/12	34,883	36,770
Fannie Mae, Hybrid ARM
2.497%, 9/1/34	11,146,366	11,234,303
2.671%, 8/1/34	3,179,301	3,219,150
3.929%, 10/1/33	13,208,816	13,491,924
4.153%, 10/1/34	14,966,190	15,414,530
4.162%, 12/1/36	18,956,118	19,406,686
4.216%, 1/1/35	11,912,209	12,294,073
4.295%, 1/1/36	18,738,909	19,505,078
4.466%, 7/1/34	12,076,607	12,409,067
4.467%, 8/1/34	14,235,110	14,910,777
4.493%, 1/1/35	8,983,537	9,321,255
4.50%, 6/1/35-7/1/35	15,004,167	15,686,056
4.66%, 8/1/35	15,684,198	16,301,816
4.702%, 1/1/36	20,903,303	21,791,095
4.715%, 7/1/35	12,448,790	12,960,645
4.756%, 10/1/35	21,135,194	22,076,066
4.759%, 7/1/35	11,360,270	11,826,044
4.772%, 11/1/36	14,121,088	14,737,750
4.799%, 8/1/35	40,559,289	42,244,741
4.868%, 12/1/35	13,711,685	14,259,998
4.919%, 10/1/35	10,863,846	11,281,764
4.984%, 4/1/35	18,933,505	19,588,589
4.997%, 9/1/35	15,227,376	15,804,815
5.085%, 7/1/35	13,366,696	14,007,437
5.237%, 1/1/37	24,025,086	25,165,557
5.279%, 11/1/35	12,909,445	13,351,481
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	14,397,907
Pool 555162, 4.826%, 1/1/13	14,297,501	15,166,808
Pool 555191, 4.858%, 2/1/13	14,438,662	15,337,056
Pool 545892, 5.235%, 10/1/12	42,500,914	45,395,643
Pool 888559, 5.424%, 6/1/17	36,389,276	39,863,791

	PAR VALUE	VALUE
Pool 888015, 5.547%, 11/1/16	$47,600,688	$52,383,012
Pool 555172, 5.677%, 12/1/12	2,483,478	2,651,933
Pool 545987, 5.835%, 9/1/12	18,630,811	20,161,590
Pool 545685, 5.909%, 4/1/12	11,098,006	11,778,589
Pool 545708, 6.047%, 5/1/12	1,841,397	1,974,518
Pool 545547, 6.095%, 3/1/12	12,270,698	13,238,499
Pool 545527, 6.113%, 2/1/12	8,659,536	9,347,145
Pool 545209, 6.13%, 10/1/11	23,316,623	24,984,230
Pool 545059, 6.224%, 5/1/11	21,785,686	22,959,847
Pool 545179, 6.253%, 9/1/11	16,395,251	17,436,321
Freddie Mac, Hybrid ARM
3.531%, 8/1/34	5,878,996	6,051,221
3.988%, 9/1/33	35,564,295	36,644,470
4.136%, 1/1/35	10,446,832	10,750,236
4.235%, 3/1/35	6,168,376	6,346,353
4.382%, 9/1/35	22,502,482	23,340,109
4.527%, 4/1/35	4,597,520	4,664,760
4.643%, 4/1/36	21,019,979	21,853,558
4.686%, 8/1/35	9,420,806	9,737,247
4.725%, 2/1/34	35,675,018	36,538,878
4.74%, 8/1/35	12,752,913	13,298,835
4.83%, 2/1/35	7,648,566	7,983,842
4.849%, 10/1/35-1/1/36	33,287,842	34,793,530
5.144%, 1/1/36	51,181,154	53,283,650
5.149%, 5/1/37	21,105,310	22,153,875
5.298%, 1/1/37	18,969,542	19,911,759
5.327%, 7/1/37	57,502,580	60,217,852
5.449%, 3/1/37	35,791,428	37,720,552
5.523%, 4/1/37	51,887,853	54,641,300
5.858%, 8/1/36	21,093,095	22,242,520
5.961%, 1/1/36	15,735,815	16,149,902
Freddie Mac Gold, 10 Year 6.00%, 9/1/16	5,363,305	5,755,078
Freddie Mac Gold, 15 Year
5.50%, 11/1/13-10/1/20	99,300,219	105,996,874
6.00%, 4/1/13-11/1/23	260,944,090	278,646,836
6.50%, 2/1/11-9/1/18	38,241,848	41,014,013
7.00%, 12/1/11-3/1/12	331,627	339,356
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	48,330,044	51,295,348
6.00%, 7/1/25	11,609,003	12,436,367
6.50%, 7/1/21-10/1/26	27,987,041	30,112,503
Freddie Mac Gold, 30 Year
6.00%, 12/1/27-2/1/33	293,932,973	312,832,566
6.50%, 5/1/17-3/1/38	348,978,295	372,640,319
7.00%, 4/1/31-11/1/38	55,434,739	60,378,175
7.90%, 2/17/21	1,773,773	1,955,963
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,476,675	1,625,551
7.50%, 9/15/17-5/15/25	4,882,845	5,426,278
7.80%, 6/15/20-1/15/21	1,305,686	1,443,563

		6,942,779,919

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(g)
GSMPS Mortgage Loan Trust(b)
Series 2004-4 1A4, 8.50%, 6/25/34	$9,725,466	$8,525,617

		7,388,474,637
ASSET-BACKED SECURITIES: 1.4%
STUDENT LOAN: 1.4%
SLM Student Loan Trust
Series 2008-3 A1, 1.004%, 1/25/14	8,248,272	8,266,067
Series 2007-8 A1, 0.734%, 7/27/15	3,136,422	3,136,176
Series 2006-7 A2, 0.494%, 10/25/16	1,116,587	1,116,588
Series 2006-8 A2, 0.504%, 10/25/16	12,693,898	12,681,903
Series 2005-2 A4, 0.584%, 4/25/17	25,049,545	24,916,361
Series 2007-2 A2, 0.504%, 7/25/17	133,175,000	131,694,613
Series 2007-3 A2, 0.514%, 10/25/17	10,000,000	9,869,666
Series 2006-3A 4, 0.584%, 7/25/19	56,000,000	55,111,834

		246,793,208
CORPORATE: 45.1%
FINANCIALS: 15.7%
American International Group, Inc.
8.25%, 8/15/18	78,900,000	66,867,750
Bank of America Corp.
7.375%, 5/15/14	74,255,000	82,620,865
5.30%, 3/15/17	105,000,000	100,727,655
7.625%, 6/1/19	107,395,000	121,011,719
8.00%, 12/15/26(a)	14,790,000	14,087,475
5.625%, 3/8/35(a)	21,450,000	16,632,116
6.625%, 5/23/36(a)	64,470,000	56,250,075
Boston Properties, Inc.
6.25%, 1/15/13	74,643,000	77,495,482
5.625%, 4/15/15	35,385,000	35,945,597
5.00%, 6/1/15	17,444,000	16,990,430
2.875%, 2/15/37	27,300,000	26,242,125
Capital One Financial Corp.
7.375%, 5/23/14	44,835,000	50,036,488
6.75%, 9/15/17	142,693,000	150,966,503
CIGNA Corp.
7.00%, 1/15/11	13,710,000	14,362,665
6.375%, 10/15/11	28,755,000	30,607,627
8.50%, 5/1/19	46,685,000	53,579,487
7.65%, 3/1/23	3,597,000	3,580,267
7.875%, 5/15/27	27,840,000	27,772,432
8.30%, 1/15/33	7,625,000	7,430,685
6.15%, 11/15/36	38,000,000	33,673,700
Citigroup, Inc.
6.125%, 11/21/17	117,170,000	115,599,562
2.14%, 5/15/18	161,225,000	141,424,235
General Electric Capital Corp. 5.90%, 5/13/14	29,225,000	31,486,854
GMAC, Inc.(b)
6.875%, 9/15/11	365,945,000	345,818,025
6.875%, 8/28/12	35,495,000	32,655,400
8.00%, 11/1/31	31,191,000	25,108,755

	PAR VALUE	VALUE
Health Net, Inc.
6.375%, 6/1/17	$46,160,000	$40,620,800
HSBC Holdings PLC(c) (United Kingdom)
6.50%, 5/2/36	41,975,000	45,933,770
6.50%, 9/15/37	78,475,000	84,880,208
JPMorgan Chase & Co.
8.75%, 9/1/30(a)	26,580,000	29,161,977
5.875%, 3/15/35(a)	16,935,000	15,240,020
5.85%, 8/1/35(a)	22,090,000	19,797,791
6.80%, 10/1/37(a)	27,038,000	27,210,124
Kaupthing Bank HF(b),(c),(e) (Iceland)
7.125%, 5/19/16	118,913,000	11,891
Liberty Mutual Group, Inc.(b)
4.875%, 2/1/10	15,225,000	15,059,863
7.25%, 9/1/12	18,165,000	17,309,527
SLM Corp. 8.45%, 6/15/18	124,665,000	99,420,337
Travelers Cos., Inc. 5.00%, 3/15/13	17,118,000	18,063,380
5.50%, 12/1/15	14,187,000	15,335,168
6.25%, 6/20/16	44,360,000	49,605,630
5.75%, 12/15/17	36,090,000	39,559,620
Unum Group 7.625%, 3/1/11	11,517,000	11,872,691
6.85%, 11/15/15(b)	21,150,000	20,950,705
7.19%, 2/1/28	11,640,000	8,495,427
7.25%, 3/15/28	25,730,000	19,304,766
6.75%, 12/15/28	8,027,000	6,297,182
WellPoint, Inc. 6.375%, 1/15/12	7,662,000	8,200,715
5.00%, 12/15/14	15,750,000	16,338,821
5.25%, 1/15/16	129,895,000	132,463,024
7.00%, 2/15/19	35,743,000	40,631,105
Wells Fargo & Co. 0.633%, 4/23/12	54,560,000	53,196,440
2.253%, 5/1/13	166,225,000	168,522,991
6.00%, 11/15/17	80,000,000	84,690,351
5.75%, 2/1/18	36,100,000	38,206,652

		2,805,354,950
INDUSTRIALS: 25.5%
AT&T, Inc. 4.95%, 1/15/13	5,492,000	5,855,570
8.00%, 11/15/31	160,005,000	199,372,310
BHP Billiton, Ltd.(c) (Australia) 5.50%, 4/1/14	73,655,000	81,399,160
Boston Scientific Corp. 5.45%, 6/15/14	51,258,000	51,386,145
6.25%, 11/15/15	15,000,000	15,131,250
6.40%, 6/15/16	88,522,000	89,739,177
Comcast Corp. 5.30%, 1/15/14	48,040,000	51,405,778
5.85%, 11/15/15	25,060,000	27,450,774

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
5.90%, 3/15/16	$41,815,000	$44,938,664
6.50%, 1/15/17	42,070,000	46,174,686
6.30%, 11/15/17	16,370,000	17,934,792
5.875%, 2/15/18	58,260,000	62,077,545
6.45%, 3/15/37	3,120,000	3,303,734
6.95%, 8/15/37	10,674,000	11,913,913
Covidien PLC(c) (Ireland) 6.00%, 10/15/17	32,750,000	36,333,669
Cox Communications, Inc. 5.45%, 12/15/14	67,029,000	72,004,295
5.875%, 12/1/16(b)	78,390,000	82,397,767
9.375%, 1/15/19(b)	88,095,000	111,305,566
8.375%, 3/1/39(b)	57,000,000	70,313,775
Dillard’s, Inc. 7.85%, 10/1/12	1,900,000	1,786,000
7.13%, 8/1/18	24,015,000	18,671,663
7.75%, 7/15/26	21,666,000	14,624,550
7.75%, 5/15/27	12,903,000	8,774,040
7.00%, 12/1/28	28,825,000	18,303,875
Dow Chemical Co. 8.55%, 5/15/19	119,470,000	134,301,723
7.375%, 11/1/29	49,034,000	50,996,782
9.40%, 5/15/39	44,115,000	54,331,328
Ford Motor Credit Co.(f) 7.375%, 2/1/11	305,048,000	303,456,565
7.25%, 10/25/11	186,055,000	180,938,487
7.80%, 6/1/12	525,000	507,938
General Electric Co. 5.00%, 2/1/13	31,739,000	33,481,503
HCA, Inc. 8.75%, 9/1/10	28,685,000	29,115,275
7.875%, 2/1/11	54,800,000	55,279,500
6.95%, 5/1/12	147,133,000	144,558,172
6.30%, 10/1/12	27,100,000	26,016,000
6.25%, 2/15/13	39,655,000	37,870,525
6.75%, 7/15/13	9,603,000	9,194,873
5.75%, 3/15/14	17,175,000	15,156,938
Hewlett-Packard Co. 6.125%, 3/1/14	164,240,000	184,906,976
Lafarge SA(c) (France) 6.50%, 7/15/16	84,446,000	84,393,643
Liberty Media Corp. 8.50%, 7/15/29	12,043,000	9,995,690
8.25%, 2/1/30	29,445,000	24,292,125
Macy’s, Inc. 8.00%, 7/15/12	11,672,000	11,794,369
7.625%, 8/15/13	7,155,000	7,172,888
8.875%, 7/15/15	70,935,000	74,836,425
5.90%, 12/1/16	15,549,000	14,245,869
6.65%, 7/15/24	6,735,000	5,311,389
7.00%, 2/15/28	31,350,000	25,236,750
6.70%, 9/15/28	20,550,000	15,618,000
6.90%, 4/1/29	40,795,000	32,636,000

	PAR VALUE	VALUE
6.90%, 1/15/32	$35,070,000	$27,135,062
6.70%, 7/15/34	74,042,000	57,619,188
6.375%, 3/15/37	12,725,000	10,025,315
Nordstrom, Inc. 6.75%, 6/1/14	44,265,000	48,558,395
6.25%, 1/15/18	16,725,000	17,334,710
6.95%, 3/15/28	12,720,000	13,125,776
Pfizer, Inc. 4.45%, 3/15/12	93,630,000	99,455,752
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,275,000	7,133,087
8.625%, 1/15/19	84,635,000	104,267,950
Roche Holding AG(b),(c) (Switzerland)
4.50%, 3/1/12	112,425,000	118,959,591
6.00%, 3/1/19	65,675,000	73,105,404
Sprint Nextel Corp. 6.00%, 12/1/16	91,655,000	81,802,087
6.90%, 5/1/19	16,110,000	14,418,450
6.875%, 11/15/28	24,290,000	20,282,150
Time Warner Cable, Inc. 8.75%, 2/14/19	52,934,000	65,210,983
8.25%, 4/1/19	85,785,000	103,687,986
Time Warner, Inc. 7.625%, 4/15/31	197,158,000	220,962,857
7.70%, 5/1/32	161,683,000	182,829,035
Wyeth 5.50%, 2/1/14	110,940,000	121,158,351
5.50%, 2/15/16	15,025,000	16,307,874
5.45%, 4/1/17	47,470,000	51,437,305
Xerox Corp. 7.125%, 6/15/10	65,100,000	67,182,884
6.875%, 8/15/11	52,650,000	56,155,595
8.25%, 5/15/14	36,000,000	40,671,395
6.40%, 3/15/16	47,366,000	49,627,490
7.20%, 4/1/16	25,591,000	27,779,952
6.75%, 2/1/17	53,331,000	56,446,650
6.35%, 5/15/18	87,920,000	91,111,902

		4,552,037,607
TRANSPORTATION: 3.9%
Burlington Northern Santa Fe Corp.
4.30%, 7/1/13	7,883,000	8,225,201
4.875%, 1/15/15	13,135,000	13,796,190
4.70%, 10/1/19	77,795,000	78,721,383
7.57%, 1/2/21	20,640,959	24,201,765
8.251%, 1/15/21	6,476,464	7,900,448
5.72%, 1/15/24	26,096,130	26,997,300
5.629%, 4/1/24	37,337,692	38,405,578
5.342%, 4/1/24	8,813,154	8,853,471
5.996%, 4/1/24	48,568,891	52,193,029
CSX Corp. 9.75%, 6/15/20	10,272,000	13,956,638
6.251%, 1/15/23	21,245,434	22,852,922

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
FedEx Corp. 7.375%, 1/15/14	$22,705,000	$25,602,953
8.00%, 1/15/19	18,510,000	22,497,702
6.72%, 7/15/23	22,257,903	24,255,085
7.65%, 7/15/24	2,669,229	3,086,347
Norfolk Southern Corp. 7.70%, 5/15/17	29,475,000	34,835,677
9.75%, 6/15/20	14,188,000	19,375,658
Union Pacific Corp. 5.375%, 5/1/14	22,886,000	24,561,393
4.875%, 1/15/15	10,764,000	11,343,329
6.85%, 1/2/19	7,102,654	7,842,276
7.875%, 1/15/19	13,425,000	16,644,731
6.70%, 2/23/19	7,799,699	8,691,525
7.60%, 1/2/20	1,524,212	1,817,052
6.125%, 2/15/20	47,300,000	52,882,630
6.061%, 1/17/23	15,559,548	17,301,369
4.698%, 1/2/24	5,673,578	5,463,359
5.082%, 1/2/29	10,425,699	10,262,904
5.866%, 7/2/30	58,626,697	65,989,589
6.176%, 1/2/31	41,075,347	43,953,189

		692,510,693

		8,049,903,250

TOTAL FIXED INCOME SECURITIES (Cost $16,719,946,199)		$17,251,556,310

SHORT-TERM INVESTMENTS: 4.8%
COMMERCIAL PAPER: 0.3%
Time Warner Cable, Inc.(b) 10/6/09	39,925,000	39,923,060
10/19/09	25,000,000	24,995,250

		64,918,310
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	53,479,819	53,479,819

REPURCHASE AGREEMENT: 4.2%
Fixed Income Clearing Corporation(d) 0.01%, 10/1/09, maturity value $748,215,208	748,215,000	748,215,000

TOTAL SHORT-TERM INVESTMENTS (Cost $866,613,129)		$866,613,129

TOTAL INVESTMENTS (Cost $17,586,559,328)	101.4%	$18,118,169,439
OTHER ASSETS LESS LIABILITIES	(1.4)%	(252,349,992)

NET ASSETS	100.0%	$17,865,819,447

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2009, all such securities in total represented $986,440,196 or 5.5% of net assets.

(c)	Security denominated in U.S. dollars
(d)

Repurchase agreement is collateralized by Federal Agricultural Mortgage Corporation 0.00%, 6/29/10; Federal Home Loan Bank 0.00%-0.93%, 3/30/10-3/31/10 and Freddie Mac 1.45%-2.875%, 6/28/10-9/10/10. Total collateral value is $763,183,070.

(e)

Non-income producing / security in default. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority. Effective June 30, 2009, the ‘Winding Up’ Committee of the bank announced that it is now accepting claims for debts. The Fund plans to submit its bonds before the December 31, 2009 deadline.

(f)	Subsidiary (see Note below)
(g)	Rounds to 0.0%.

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2009:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Fixed Income Securities
U.S. Treasury	$838,718,573	$—	$—
Government Related	—	727,666,642	—
Mortgage-related Securities	—	7,388,474,637	—
Asset-backed Securities	—	246,793,208	—
Corporate	—	8,049,903,250	—
Short-term Investments
Commercial Paper	—	64,918,310	—
Money Market Fund	53,479,819	—	—
Repurchase Agreement	—	748,215,000	—

Total	$892,198,392	$17,225,971,047	$—

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2009, the cost of investments for federal income tax purposes was $17,586,559,937. Net unrealized appreciation aggregated $531,609,502, of which $822,805,312 represented appreciated securities and $291,195,810 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

Date: November 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

By	/s/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 10, 2009